As filed with the Securities and Exchange Commission on November 14, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.04%	Value
	Apartments - 10.88%
6,340	American Campus Communities, Inc.	$214,799
1,483	AvalonBay Communities, Inc.	145,957
707	Mid-America Apartment Communities, Inc.	34,742
		395,498
	Diversified - 11.22%
5,753	Digital Realty Trust, Inc.	271,829
3,842	Mission West Properties, Inc.	37,421
1,085	Vornado Realty Trust	98,681
		407,931
	Health Care - 15.70%
2,067	HCP, Inc.	82,949
6,638	Nationwide Health Properties, Inc.	238,835
5,036	Ventas, Inc.	248,879
		570,663
	Hotels - 1.54%
2,214	Host Hotels & Resorts, Inc.	29,424
1,963	Sunstone Hotel Investors, Inc.	26,500
		55,924
	Manufactured Homes - 2.83%
1,938	Equity Lifestyle Properties, Inc.	102,772
	Office Property - 15.37%
2,219	Alexandria Real Estate Equities, Inc.	249,638
2,390	Boston Properties, Inc.	223,847
1,311	SL Green Realty Corp.	84,953
		558,438
	Regional Malls - 10.10%
3,786	Simon Property Group, Inc.	367,242
	Shopping Centers - 20.95%
8,343	Acadia Realty Trust	210,911
3,538	Federal Realty Investment Trust	302,853
2,795	Kimco Realty Corp.	103,247
2,166	Regency Centers Corp.	144,451
		761,462
	Storage - 3.43%
1,258	Public Storage, Inc.	124,555
	Warehouse/Industrial - 6.02%
1,004	AMB Property Corp.	45,481
781	Eastgroup Properties, Inc.	37,910
3,283	ProLogis	135,489
		218,880

	TOTAL COMMON STOCKS (Cost $3,362,305)	3,563,365

Shares	SHORT-TERM INVESTMENTS - 2.12%	Value
77,153	AIM STIT-STIC Prime Portfolio	77,153
	TOTAL SHORT-TERM INVESTMENTS (Cost $77,153)	77,153

	TOTAL INVESTMENTS IN SECURITIES (Cost $3,439,458) - 100.16%	3,640,518
	Liabilities in Excess of Other Assets - (0.16)%	(5,805)
	NET ASSETS - 100.00%	$3,634,713

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$3,451,310

Gross unrealized appreciation	$370,074
Gross unrealized depreciation	(180,866)
Net unrealized appreciation	$189,208

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$3,640,518	$3,640,518	$ —	$ —
Total	$3,640,518	$3,640,518	$ —	$ —

Phocas Small Cap Value Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.52%	Value
	Aerospace & Defense - 3.08%
23,644	Herley Industries, Inc. (a)	$404,312
6,549	Triumph Group, Inc.	299,355
		703,667
	Auto Components - 0.99%
9,505	ATC Technology Corp. (a)	225,649
	Chemicals - 1.83%
8,281	Innospec, Inc.	99,869
11,281	Sensient Technologies Corp.	317,334
		417,203
	Commercial Banks - 16.14%
20,205	Banco Latinoamericano de Exportaciones S.A. (b)	291,356
6,570	Capitol Bancorp Ltd.	128,049
23,137	Citizens Republic Bancorp, Inc.	71,262
4,583	City National Corp.	248,857
15,548	East West Bancorp, Inc.	213,008
22,564	First BanCorp	249,558
20,012	First Commonwealth Financial Corp.	269,562
17,416	FNB United Corp.	127,311
12,803	Frontier Financial Corp.	171,944
13,723	Greene Bancshares, Inc.	322,628
5,185	IBERIABANK Corp.	274,027
28,492	National Penn Bancshares, Inc.	415,983
11,421	Republic Bancorp Inc. - Class A	346,285
10,430	Royal Bancshares of Pennsylvania, Inc. - Class A	58,095
5,020	Sandy Spring Bancorp, Inc.	110,942
12,537	TCF Financial Corp.	225,666
18,284	Washington Banking Co.	165,470
		3,690,003
	Commercial Services & Supplies - 4.21%
7,461	Jackson Hewitt Tax Service, Inc.	114,452
10,838	Korn/Ferry International (a)	193,133
10,467	Steiner Leisure Ltd. (a)(b)	359,855
6,185	United Stationers, Inc. (a)	295,829
		963,269
	Communications Equipment - 0.68%
19,986	Arris Group, Inc. (a)	154,492
	Computers & Peripherals - 0.77%
5,808	Synaptics, Inc. (a)	175,518
	Construction & Engineering - 1.32%
8,204	URS Corp. (a)	300,841
	Diversified Financial Services - 1.75%
2,889	AllianceBernstein Holding LP	106,922
21,408	Encore Capital Group, Inc. (a)	293,289
		400,211
	Diversified Telecommunication Services - 0.63%
3,923	CenturyTel, Inc.	143,778
	Electric Utilities - 0.47%
4,495	Portland General Electric Co.	106,352
	Electrical Equipment - 1.49%
5,830	Preformed Line Products Co.	340,122
	Electromedical & Electrotherapeutic Apparatus - 0.77%
12,348	Syneron Medical Ltd. (a)(b)	175,959
	Electronic Equipment & Instruments - 3.17%
14,079	Brightpoint, Inc. (a)	101,369
4,526	ScanSource, Inc. (a)	130,303
13,502	SYNNEX Corp. (a)	301,635
6,994	Watts Water Technologies, Inc. - Class A	191,286
		724,593
	Energy Equipment & Services - 0.44%
1,284	SEACOR Holdings, Inc. (a)	101,372
	Food & Staples Retailing - 0.63%
3,346	Nash Finch Co.	144,280
	Food Products - 1.37%
10,525	Treehouse Foods, Inc. (a)	312,592
	Gas Utilities - 3.24%
7,461	Atmos Energy Corp.	198,612
6,130	Laclede Group, Inc.	297,244
6,795	New Jersey Resources Corp.	243,872
		739,728
	Health Care Equipment & Supplies - 0.24%
2,986	Orthofix International N.V. (a)(b)	55,629
	Health Care Providers & Services - 2.86%
4,218	AMERIGROUP Corp. (a)	106,462
14,641	Healthspring, Inc. (a)	309,804
8,641	Kindred Healthcare, Inc. (a)	238,232
		654,498
	Hotels, Restaurants & Leisure - 0.42%
8,351	Monarch Casino & Resort, Inc. (a)	95,118
	Industrial Conglomerates - 1.22%
15,723	Tredegar Corp.	279,712
	Insurance - 5.01%
5,164	American Physicians Capital, Inc.	218,592
16,343	Fidelity National Title Group, Inc. - Class A	240,242
3,819	Infinity Property & Casualty Corp.	157,343
8,902	IPC Holdings, Ltd. (b)	268,929
6,889	Safety Insurance Group, Inc.	261,300
		1,146,406
	Internet Software & Services - 2.59%
8,566	Avocent Corp. (a)	175,260
31,136	Internet Capital Group, Inc. - Class A (a)	252,513
15,973	ValueClick, Inc. (a)	163,404
		591,177
	IT Services - 2.38%
12,112	ICF International, Inc. (a)	239,212
17,588	Perot Systems Corp. - Class A (a)	305,152
		544,364
	Leisure Equipment & Products - 1.66%
15,215	JAKKS Pacific, Inc. (a)	379,006
	Machinery - 3.15%
6,307	EnPro Industries, Inc. (a)	234,368
8,508	Gehl Co. (a)	250,391
8,324	Timken Co.	235,985
		720,744
	Media - 0.80%
10,461	Corus Entertainment, Inc. - Class B (b)	182,021
	Metals & Mining - 1.02%
4,301	Brush Engineered Materials, Inc. (a)	79,870
3,934	Schnitzer Steel Industries, Inc. - Class A	154,370
		234,240
	Multi-line Retail - 0.50%
6,149	Conn's, Inc. (a)	115,048
	Multi-Utilities & Unregulated Power - 1.95%
4,175	Integrys Energy Group, Inc.	208,500
24,730	Sierra Pacific Resources	236,913
		445,413
	Oil & Gas Exploration & Production - 1.04%
6,157	Swift Energy Co. (a)	238,214
	Oil, Gas & Consumable Fuels - 2.59%
14,665	Mariner Energy, Inc. (a)	300,633
15,879	Rosetta Resources, Inc. (a)	291,538
		592,171
	Paper & Forest Products - 0.80%
9,683	Schweitzer-Mauduit International, Inc.	183,880
	Personal Products - 3.64%
11,711	Alberto-Culver Co.	319,008
13,824	Elizabeth Arden, Inc. (a)	271,365
8,178	NBTY, Inc. (a)	241,414
		831,787
	Pharmaceutical Preparations - 0.94%
16,308	ViroPharma, Inc. (a)	213,961
	Pharmaceuticals - 0.37%
6,970	Par Pharmaceutical Companies, Inc. (a)	85,661
	Real Estate Investment Trusts - 9.48%
14,739	Acadia Realty Trust	372,602
2,394	Alexandria Real Estate Equities, Inc.	269,325
14,189	American Campus Communities, Inc.	480,723
11,878	Digital Realty Trust, Inc.	561,236
4,457	Equity Lifestyle Properties, Inc.	236,355
6,840	Nationwide Health Properties, Inc.	246,103
		2,166,344
	Semiconductor & Semiconductor Equipment - 2.14%
13,236	Fairchild Semiconductor International, Inc. - Class A (a)	117,668
14,564	Microsemi Corp. (a)	371,091
		488,759
	Software - 2.69%
15,834	Compuware Corp. (a)	153,431
24,071	Corel Corp. (a)(b)	204,604
16,877	JDA Software Group, Inc. (a)	256,699
		614,734
	Textiles, Apparel & Luxury Goods - 3.51%
8,883	K-Swiss, Inc. - Class A	154,564
7,893	Liz Claiborne, Inc.	129,682
14,896	Perry Ellis International, Inc. (a)	222,100
11,205	Wolverine World Wide, Inc.	296,484
		802,830
	Thrifts & Mortgage Finance - 1.81%
25,160	Flagstar Bancorp, Inc.	74,977
5,664	WSFS Financial Corp.	339,840
		414,817
	Wireless Telecommunication Services - 0.73%
10,115	Syniverse Holdings, Inc. (a)	168,010

	TOTAL COMMON STOCKS (Cost $23,885,054)	22,064,173

Shares	SHORT-TERM INVESTMENTS - 2.86%	Value
653,773	AIM STIT-STIC Prime Portfolio	653,773
	TOTAL SHORT-TERM INVESTMENTS (Cost $653,773)	653,773

	TOTAL INVESTMENTS IN SECURITIES (Cost $24,538,827) - 99.38%	22,717,946
	Other Assets in Excess of Liabilities - 0.62%	142,558
	NET ASSETS - 100.00%	$22,860,504

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$24,716,931

Gross unrealized appreciation	$1,821,540
Gross unrealized depreciation	(3,820,525)
Net unrealized depreciation	$(1,998,985)

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$22,717,946	$22,717,946	$ —	$ —
Total	$22,717,946	$22,717,946	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    10/31/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    10/31/2008

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    10/31/2008

* Print the name and title of each signing officer under his or her signature.